Financial Income (expense), Net	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Financial Income (expense), Net

NOTE 15 -	FINANCIAL INCOME (EXPENSE), NET

	Year ended
A. Financial income	December 31,
	2021	2020

Revaluation of derivative	7	-
Revaluation investment in marketable securities	49	33
Other	10	28

	66	61

	Year ended
B. Financial expense	December 31,
	2021	2020

Exchange rate differences	-	65
Other	9	7

	9	72